Expense Example, No Redemption - Class C	Dec. 30, 2025 USD ($)
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,412